Investment Risks	Jan. 27, 2026
RESQ Strategic Income Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is a risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

●	Commodity Risk: Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geological and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

●	Convertible Securities Risk: Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

●	Credit Risk: Convertible debt issuers might not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

●	Currency Risk: The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●	Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss. The use of leverage may also cause an Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. There may also be less reliable or publicly available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.

●	Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. A rise in interest rates, may result in a decline in the value of the bond investments held by the Fund.

●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Futures Risk: The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an Underlying Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to a manager’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index or reference asset because of temporary, or even long-term, supply and demand imbalances and because debt futures do not pay interest unlike the debt upon which they are based.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

●	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Leverage Risk: Using leverage can magnify the Fund’s potential for gain or loss, and therefore, amplify the effects of market volatility on the Fund’s share price.

●	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results. A decision by the Adviser to disregard or discount its models may result in less optimal results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Model Risk: Model risk is the risk that any given model may experience periods of outperformance as well as periods of underperformance. Like all quantitative analysis, the investment models utilized by the Fund carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could, in some cases, lead to a decrease in short term effectiveness of the Fund’s mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

●	Options Risk: These are risks associated with the sale and purchase of call and put options. As the seller (writer) of a put option, an Underlying Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, an Underlying Fund will tend to lose money if the value of the reference index or security rises above the strike price. An Underlying Fund may lose the entire put option premium paid if the reference index or underlying security does not decrease in value. An Underlying Fund may lose the entire call option premium paid if the reference index or underlying security does not increase in value.

●	Portfolio Turnover Risk: The Fund has had portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

●	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

●	REIT and Real Estate Risk: The Fund may invest in REITs. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

●	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

●	Short Position Risk: The Fund will incur a potentially unlimited loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.

●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Sovereign Debt Risk: The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. The market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.

●	Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify losses.

●	U.S. Government Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

●	Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF and mutual fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

RESQ Strategic Income Fund | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Commodity Risk: Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geological and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

RESQ Strategic Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Securities Risk: Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

RESQ Strategic Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk: Convertible debt issuers might not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

RESQ Strategic Income Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk: The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

RESQ Strategic Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss. The use of leverage may also cause an Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

RESQ Strategic Income Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. There may also be less reliable or publicly available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.

RESQ Strategic Income Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

RESQ Strategic Income Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. A rise in interest rates, may result in a decline in the value of the bond investments held by the Fund.

RESQ Strategic Income Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

RESQ Strategic Income Fund | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Futures Risk: The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an Underlying Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to a manager’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index or reference asset because of temporary, or even long-term, supply and demand imbalances and because debt futures do not pay interest unlike the debt upon which they are based.

RESQ Strategic Income Fund | Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

RESQ Strategic Income Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

RESQ Strategic Income Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage Risk: Using leverage can magnify the Fund’s potential for gain or loss, and therefore, amplify the effects of market volatility on the Fund’s share price.

RESQ Strategic Income Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results. A decision by the Adviser to disregard or discount its models may result in less optimal results.

RESQ Strategic Income Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

RESQ Strategic Income Fund | Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Model Risk: Model risk is the risk that any given model may experience periods of outperformance as well as periods of underperformance. Like all quantitative analysis, the investment models utilized by the Fund carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could, in some cases, lead to a decrease in short term effectiveness of the Fund’s mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

RESQ Strategic Income Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk: These are risks associated with the sale and purchase of call and put options. As the seller (writer) of a put option, an Underlying Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, an Underlying Fund will tend to lose money if the value of the reference index or security rises above the strike price. An Underlying Fund may lose the entire put option premium paid if the reference index or underlying security does not decrease in value. An Underlying Fund may lose the entire call option premium paid if the reference index or underlying security does not increase in value.

RESQ Strategic Income Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk: The Fund has had portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

RESQ Strategic Income Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

RESQ Strategic Income Fund | R E I T And Real Estate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT and Real Estate Risk: The Fund may invest in REITs. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

RESQ Strategic Income Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

RESQ Strategic Income Fund | Short Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Short Position Risk: The Fund will incur a potentially unlimited loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.

RESQ Strategic Income Fund | Small And Medium Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

RESQ Strategic Income Fund | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sovereign Debt Risk: The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. The market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.

RESQ Strategic Income Fund | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify losses.

RESQ Strategic Income Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

RESQ Strategic Income Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF and mutual fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

RESQ Dynamic Allocation Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is a risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

●	Asset-Backed Security Risk: When the Fund invests in asset-backed securities, including mortgage-backed securities, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

●	Commodity Risk: Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geological and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

●	Convertible Securities Risk: Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

●	Credit Risk: Convertible debt issuers might not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

●	Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss. The use of leverage may also cause the Fund or an Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. There may also be less reliable or publicly available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.

●	Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. A rise in interest rates, may result in a decline in the value of the bond investments held by the Fund.

●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Inflation Protected Securities Risk: Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

●	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Leverage Risk: Using leverage can magnify the Fund’s potential for gain or loss, and therefore, amplify the effects of market volatility on the Fund’s share price.

●	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results. A decision by the Adviser to disregard or discount its models may result in less optimal results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Model Risk: Model risk is the risk that any given model may experience periods of outperformance as well as periods of underperformance. Like all quantitative analysis, the investment models utilized by the Fund carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could, in some cases, lead to a decrease in short term effectiveness of the Fund’s mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

●	Portfolio Turnover Risk: The Fund has had portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

●	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

●	REIT and Real Estate Risk: The Fund may invest in REITs. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

●	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

●	Short Position Risk: The Fund will incur a potentially unlimited loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.

●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Sovereign Debt Risk: The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. The market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.

●	U.S. Government Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

●	Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF and mutual fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

RESQ Dynamic Allocation Fund | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Commodity Risk: Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geological and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

RESQ Dynamic Allocation Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Securities Risk: Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

RESQ Dynamic Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk: Convertible debt issuers might not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

RESQ Dynamic Allocation Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss. The use of leverage may also cause the Fund or an Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

RESQ Dynamic Allocation Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. There may also be less reliable or publicly available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.

RESQ Dynamic Allocation Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

RESQ Dynamic Allocation Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. A rise in interest rates, may result in a decline in the value of the bond investments held by the Fund.

RESQ Dynamic Allocation Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

RESQ Dynamic Allocation Fund | Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

RESQ Dynamic Allocation Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

RESQ Dynamic Allocation Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage Risk: Using leverage can magnify the Fund’s potential for gain or loss, and therefore, amplify the effects of market volatility on the Fund’s share price.

RESQ Dynamic Allocation Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results. A decision by the Adviser to disregard or discount its models may result in less optimal results.

RESQ Dynamic Allocation Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

RESQ Dynamic Allocation Fund | Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Model Risk: Model risk is the risk that any given model may experience periods of outperformance as well as periods of underperformance. Like all quantitative analysis, the investment models utilized by the Fund carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could, in some cases, lead to a decrease in short term effectiveness of the Fund’s mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

RESQ Dynamic Allocation Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk: The Fund has had portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

RESQ Dynamic Allocation Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

RESQ Dynamic Allocation Fund | R E I T And Real Estate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT and Real Estate Risk: The Fund may invest in REITs. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

RESQ Dynamic Allocation Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

RESQ Dynamic Allocation Fund | Short Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Short Position Risk: The Fund will incur a potentially unlimited loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.

RESQ Dynamic Allocation Fund | Small And Medium Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

RESQ Dynamic Allocation Fund | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sovereign Debt Risk: The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. The market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.

RESQ Dynamic Allocation Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

RESQ Dynamic Allocation Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF and mutual fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

RESQ Dynamic Allocation Fund | Asset Backed Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Asset-Backed Security Risk: When the Fund invests in asset-backed securities, including mortgage-backed securities, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

RESQ Dynamic Allocation Fund | Inflation Protected Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Protected Securities Risk: Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.